Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Our equity awards, including stock options, are granted in accordance with a predetermined schedule, which coincides with regularly scheduled Compensation Committee meetings that are scheduled approximately one year in advance. Annual grants of equity awards, including stock options, to our NEOs and members of the Board are approved during the regularly scheduled meeting of the Compensation Committee in January after the end of our fiscal year.
The Compensation Committee may also grant equity awards to individuals upon hire or promotion to executive officer positions or appointment to the Board. Recipients are notified shortly after Compensation Committee approval of their grant, noting the number of stock options, shares of time-based stock, target performance-based stock awards and goals, the vesting schedule, and exercise price. Any sales restrictions or other terms of the award are also communicated at that time.
During 2025, the Company has not made any option awards to any employee or named executive officer during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report. The Company does not grant equity awards in anticipation of, or immediately following, the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method
Our equity awards, including stock options, are granted in accordance with a predetermined schedule, which coincides with regularly scheduled Compensation Committee meetings that are scheduled approximately one year in advance. Annual grants of equity awards, including stock options, to our NEOs and members of the Board are approved during the regularly scheduled meeting of the Compensation Committee in January after the end of our fiscal year.
The Compensation Committee may also grant equity awards to individuals upon hire or promotion to executive officer positions or appointment to the Board. Recipients are notified shortly after Compensation Committee approval of their grant, noting the number of stock options, shares of time-based stock, target performance-based stock awards and goals, the vesting schedule, and exercise price. Any sales restrictions or other terms of the award are also communicated at that time.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not grant equity awards in anticipation of, or immediately following, the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false